Debentures - Payment schedule of installments for non-current liabilities (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Debentures
Funding cost (long term)	R$ (7,450)
Net	516,533
Debentures
Debentures
Total	526,250
Funding cost (long term)	(9,717)
Net	516,533
Debentures | 2024
Debentures
Total	55,250
Debentures | 2025
Debentures
Total	117,750
Debentures | 2026
Debentures
Total	117,738
Debentures | 2027
Debentures
Total	117,756
Debentures | 2028
Debentures
Total	R$ 117,756